Intangible Assets - Narrative (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived and Indefinite-lived Intangible Assets [Line Items]
Cost not subject to amortization	CAD 1,622	CAD 1,066
Amortization - intangible assets	79	64
Amortization expense, next twelve months	96
Amortization expense, year two	96
Amortization expense, year three	96
Amortization expense, year four	96
Amortization expense, year five	96
Land, transmission and water rights
Finite-Lived and Indefinite-lived Intangible Assets [Line Items]
Cost not subject to amortization	CAD 138	CAD 106